Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 530,271,688	$ 902,574,796	$ 543,263,644
Other Adjustments and Interest on sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	102,944,266	502,723,505	273,399,205
Rental of Safety Deposit Boxes
Disclosure Of Other Operating Income [line items]
Other Operating Income	35,730,103	28,993,463	29,489,687
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	30,362,732	26,641,966	8,092,049
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	221,415,688	170,912,112	129,842,998
Reversed allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,172,203	60,191,518	478,182
Others
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 138,646,696	$ 113,112,232	$ 101,961,523